Short-Term Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Short-Term Loans [Abstract]
Schedule of Short-Term Loans	Short-term loans consists of the following:
	March 31,	December 31,
	2025	2024
Cathay United Bank	$169,407	$200,252
CTBC Bank	602,000	610,000
Other individual	30,000	30,000
Total	$801,407	$840,252
Short-term loans consists of the following:
	December 31,	December 31,
	2024	2023
Cathay United Bank	$200,252	$245,250
CTBC Bank	610,000	654,000
Other individual	30,000	-
Total	$840,252	$899,250